Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,440,000
Previously Paid Amount
Total Fee Amount	1,579.87
Total Offset Amount
Net Fee	$ 1,579.87